Key management personnel disclosures (Tables)	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of compensation made to directors and other members of key management personnel
The aggregate compensation made to directors and other members of key management personnel (‘KMP’) of the consolidated entity is set out below:

	2023 A$’000	2022 A$’000	2021 A$’000

Short-term employee benefits	3,148	2,589	1,574
Post-employment benefits	150	116	112
Share-based payments	1,046	1,560	617

	4,344	4,265	2,303